Organization and Business Operations	12 Months Ended
Dec. 31, 2023
Organization and Business Operations [Abstract]
Organization and Business Operations

Note 1 — Organization and Business Operations

PSQ Holdings, Inc. dba PublicSquare (the “Company”, “PublicSquare”, “PSQ”) is a Delaware corporation headquartered in Florida. PublicSquare and its subsidiaries (collectively, the “Company”) is a values-focused organization that provides other values-focused (patriotic, American made, etc.) small businesses with a platform to access consumers that are drawn to patriotic values. The Company generates revenue from eCommerce, advertising and product sales.

The PSQ platform (the “Platform”) can be accessed through two primary means:

•        Mobile application — Our mobile app is available for both iOS and Android-based devices.

•        Web — Users can access our full platform at PublicSquare.com.

In February 2023, the Company acquired the assets of EveryLife, Inc. (“EveryLife”) by way of a stock for stock exchange. Pursuant to that agreement, the Company acquired a brand name in exchange for 1,071,229 shares of the Company’s common stock. On July 13, 2023, the Company launched the brand and began generating revenue from sales of diapers and wipes from this operation.

Merger Agreement

On July 19, 2023 (the “Closing”), the Company consummated the Business Combination (as defined below), pursuant to the terms of the Merger Agreement dated February 27, 2023 with Colombier Acquisition Corp., a Delaware corporation (“Colombier”), Colombier-Liberty Acquisition, Inc., a Delaware corporation and a wholly-owned subsidiary of Colombier (“Merger Sub”), and Colombier Sponsor, LLC (the “Sponsor”), a Delaware limited liability company, in its capacity as Purchaser Representative (the “Purchaser Representative”), and PSQ Holdings, Inc., a Delaware corporation (“PSQ”) (collectively the “Combined Company”).

At Closing, pursuant to the terms of the Merger Agreement and after giving effect to the redemptions of Class A Common Stock, par value $0.0001 per share, of Colombier (the “Colombier Class A Common Stock”) by public stockholders of Colombier:

•        all options, convertible notes, warrants and other rights to subscribe for or purchase any capital stock of PSQ or securities convertible into or exchangeable for, or that otherwise conferred on the holder any right to acquire, any capital stock of PSQ which remained outstanding and had not been exercised or did not convert automatically into shares of PSQ Common Stock (as defined below) prior to the Closing were cancelled without consideration;

•        each share of PSQ Common Stock, par value $0.001 per share (“PSQ Common Stock”), including shares of PSQ Common Stock issued upon conversion of outstanding convertible notes of PSQ that automatically converted into shares of PSQ Common Stock immediately prior to the completion of the Merger, in each case other than shares of PSQ Common Stock held by the CEO, was automatically converted into the right to receive 19.476836 shares of Class A Common Stock, par value $0.0001 per share, of the Company (“Class A Common Stock”); and

•        each share of PSQ Common Stock held by the CEO was automatically converted into the right to receive 19.476836 shares of Class C Common Stock, par value $0.0001 per share, of the Company (“Class C Common Stock” and, together with Class A Common Stock, “Company Common Stock”).

Additionally, the holders of PSQ Common Stock are entitled to receive up to 3,000,000 shares of Class A Common Stock (the “Earnout Shares”) under certain conditions. See Note 13 for further information.

On the Closing Date, in connection with the consummation of the Business Combination, Colombier changed its name from Colombier Acquisition Corp. to PSQ Holdings, Inc.

The Merger and the other transactions described in the Merger Agreement collectively herein are described as the “Business Combination”.

PSQ has been determined to be the accounting acquirer based on evaluation of the following facts and circumstances:

•        PSQ’s existing stockholders have the ability to control decisions regarding election and removal of directors and officers of the Combined Company;

•        PSQ is the larger entity in terms of substantive operations and employee base;

•        PSQ will comprise the ongoing operations of the Combined Company; and

•        PSQ’s existing senior management will be the senior management of the Combined Company.

Accordingly, the Business Combination was accounted for as a reverse recapitalization in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Under this method of accounting, although Colombier acquired all of the outstanding equity interests of PSQ in the Business Combination, Colombier was treated as the “acquired” company and PSQ was treated as the accounting acquirer for financial statement reporting purposes. Accordingly, the Business Combination was treated as the equivalent of PSQ issuing stock for the net assets of Colombier, accompanied by a recapitalization. The net assets of Colombier were stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination will be those of PSQ.